Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes [Abstract]
Non-PRC operations	$ (781,182)	$ (176,949)	$ (385,297)
PRC operations	(75,761)	1,771,475	2,254,260
Total (loss) income before income taxes	$ (856,943)	$ 1,594,526	$ 1,868,963